Summary of Changes In Value of Company's Level 3 Financial Liabilities (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at beginning of period		$ 34,320	$ 1,984	$ 3,395
Additions due to acquisitions		19,466	33,856
Change in fair value of Level 3 liabilities	[1]	(6,623)	730	1,237
Effects of foreign currency exchange		300
Payments/release of contingent consideration		(22,105)	(2,250)	(2,648)
Fair value at end of period		$ 25,358	$ 34,320	$ 1,984

[1]	The changes in fair value of the contingent purchase consideration liabilities were due to the passage of time and changes in the probability of achievement used to develop the estimate.